Securities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 01, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment [Line Items]
Carrying value of securities pledged		$ 91,128	$ 84,117	$ 50,722	$ 42,875
Held to maturity securities transfered, amortized cost	40,090
Net unrealized gain due to transfer	$ 979
Obligations of state and municipal subdivisions
Investment [Line Items]
State and municipal obligations portfolio (percent)			100.00%
Obligations of state and municipal subdivisions | Rating, Not Rated
Investment [Line Items]
State and municipal obligations portfolio (percent)			43.20%
Obligations of state and municipal subdivisions | Rating, Not Rated | Guaranteed
Investment [Line Items]
State and municipal obligations portfolio (percent)			51.40%